Trade payable	12 Months Ended
Dec. 31, 2024
Trade payable
Trade Payable

23. Trade payable

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Trade payable	-	1,302
Total	-	1,302

It mainly represents the amount due to goods and services providers for digital security technology and real estate operation management business.